REVERSE STOCK SPLIT (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 25, 2012	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVERSE STOCK SPLIT (Unaudited) [Abstract]
Reverse stock split ratio	0.25
Net loss		$ (7,506)	$ (2,283)	$ (7,081)	$ (4,149)	$ (14,665)	$ (3,420)	$ (2,724)
Net loss per share - basic and diluted		$ (0.11)	$ (0.04)	$ (0.1)	$ (0.07)	$ (0.24)	$ (0.07)	$ (0.06)
Weighted average number of ordinary shares used in computing net loss per share- basic and diluted		68,296,940	64,300,685	68,176,882	57,312,945	61,439,700	49,234,528	47,658,853
As adjusted basic and diluted loss per common share				$ (0.42)		$ (0.95)	$ (0.28)	$ (0.23)
As adjusted basic and diluted common shares outstanding				17,044,220		15,359,925	12,308,632	11,914,713
Class of Stock [Line Items]
Shares Authorized		125,000,000		125,000,000		125,000,000	125,000,000
Common stock, shares issued		68,596,903		68,160,161		68,178,946	49,863,801
Common stock, shares outstanding		68,596,903		68,160,161		68,178,946	49,863,801
As Adjusted [Member]
Class of Stock [Line Items]
Shares Authorized				125,000,000
Common stock, shares issued				17,040,040
Common stock, shares outstanding				17,040,040